Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Current assets
Cash and cash equivalents	$ 170,177	$ 159,867
Accounts receivable	471,345	399,741
Income tax receivable	13,428	15,160
Contract assets	704,703	526,990
Inventories	295,880	256,866
Deposits, prepaids and other assets	98,161	93,350
Current assets	1,753,694	1,451,974
Non-current assets
Property, plant and equipment	296,977	263,119
Right-of-use assets	105,661	94,212
Other assets	18,416	16,679
Goodwill	1,228,600	1,118,262
Intangible assets	679,547	593,210
Deferred income tax assets	5,904	6,337
Non-current assets	2,335,105	2,091,819
Total assets	4,088,799	3,543,793
Current liabilities
Bank indebtedness	4,060	5,824
Accounts payable and accrued liabilities	604,488	647,629
Income tax payable	44,732	38,904
Contract liabilities	312,204	296,555
Provisions	35,978	30,600
Current portion of lease liabilities	27,571	23,994
Current portion of long-term debt	176	65
Current liabilities	1,029,209	1,043,571
Non-current liabilities
Employee benefits	24,585	25,486
Long-term lease liabilities	83,808	73,255
Long-term debt	1,171,796	1,155,721
Deferred income tax liabilities	81,353	104,459
Other long-term liabilities	14,101	10,718
Non-current liabilities	1,375,643	1,369,639
Total liabilities	2,404,852	2,413,210
EQUITY
Share capital	865,897	520,633
Contributed surplus	26,119	15,468
Accumulated other comprehensive income	64,155	60,040
Retained earnings	724,495	530,707
Equity attributable to shareholders	1,680,666	1,126,848
Non-controlling interests	3,281	3,735
Total equity	1,683,947	1,130,583
Total liabilities and equity	$ 4,088,799	$ 3,543,793